Finance leases (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
2018	$ 6,970,424
2019	13,782,642
2020	13,636,900
2021	19,659,760
2022	11,887,620
2023	23,685,878
2024	11,723,438
2025	20,789,774
Total minimum lease payments	122,136,436
Less amounts representing interest and deferred finance fees	(26,350,094)
Net minimum lease payments	95,786,342
Amount receivable in respect of finance leases	(2,880,000)	$ (2,880,000)
Adjusted net minimum lease payments	92,906,342
Finance Liability [Member]
Capital Leased Assets [Line Items]
Amount receivable in respect of finance leases	$ (2,880,000)	$ (2,880,000)